Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payment arrangements [Abstract]
Share-based payments
37. Share-based payments

The Group has several equity incentive arrangements under which share-based payments have been awarded to the Chief Executive Officer (“CEO”), other members of the Senior Management Team and certain other employees of the Group. The equity incentives primarily consist of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one of the Company ordinary share, and are further described below.
2023 Restricted Stock Units Plan

In October 2023, the Company granted 170,000 RSUs to Senior Management Team (the “2023 RSUs Plan”), of which:
•80,000 RSUs vest in two equal installments on April 10, 2024 and December 10, 2024, in connection with the achievement of the service condition through the vesting periods, and
•90,000 RSUs vest in three equal installments on December 10, 2024, December 10, 2025, and December 10, 2026, in connection with the achievement of the service condition through the vesting periods.

For the year ended December 31, 2023, the Group recognized €499 thousand as share-based compensation expense and an offsetting increase to other reserves within equity in relation to the 2023 RSUs Plan. At December 31, 2023, unrecognized compensation expense relating to the 2023 RSUs Plan amounted to €1,680 thousand and is expected to be recognized over the remaining vesting periods.
The following table summarizes the fair value for accounting purposes at grant dates and the key assumptions used in the valuation:

2023 RSUs
Fair value	€12.64 - €12.95

Grant date share price	€12.95
Dividend yield	0.801%
Risk-free rate	4.93% - 5.46%
The following table summarizes the changes in the number of the outstanding number awards under the 2023 Restricted Stock Units Plan, all of which were unvested:

2023 RSUs
Outstanding at December 31, 2022	—
Granted	170,000
Outstanding at December 31, 2023	170,000

Long-Term Incentive Awards 2022-2025
In 2022, the Company granted the following equity-settled share-based payments to Senior Management Team (excluding the CEO) and certain other employees of the Group:
(i)A target number of 1,461,950 PSUs (the “2022-2024 PSUs”) that vest in 2025 based on the achievement of defined targets related to the Adjusted EBIT and the change in the adjusted net financial indebtedness/(cash surplus) compared to the previous year for the performance periods 2022, 2023 and 2024, and the recipient’s continued service to the Group at the date of vesting. Each of the performance targets will be settled independently of the other target and the total number of shares to be assigned upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period. In case of over- or underachievement of the targets and/or the multiplier, the number of awards that vest will be adjusted according to predefined parameters. For the year ended December 31, 2023, the Group recognized €4,062 thousand as share-based compensation expense and an offsetting increase to other reserves within equity in relation to the 2022-2024 PSUs (€2,816 thousand for the year ended December 31, 2022). At December 31, 2023 unrecognized compensation expense relating to the 2022-2024 PSUs amounted to €4,408 thousand and is expected to be recognized over the remaining vesting period through 2024.
(ii)Up to a maximum of 626,550 RSUs (the “2022-2025 RSUs”) that vest in 2026 based on the recipient’s continued service with the Group. For the year ended December 31, 2023, the Group recognized €1,456 thousand as share-based compensation expense and an offsetting increase to other reserves within equity in relation to the 2022-2025 RSUs (€1,046 thousand for the year ended December 31, 2022). At December 31, 2023, unrecognized compensation expense relating to the 2022-2025 RSUs amounted to €3,123 thousand and is expected to be recognized over the remaining vesting period through 2025.
The fair value of the 2022-2024 PSUs and the 2022-2025 RSUs for accounting purposes was measured at the grant dates using a Monte Carlo Simulation model. The following table summarizes the fair value for accounting purposes at grant dates and the key assumptions used in the valuation:

	2022-2024 PSUs	2022-2025 RSUs
Fair value	€8.68 - €11.52	€8.62 - €11.40

Grant date share price	€9.71 - €12.68
Expected volatility based on the historical and implied volatility of a group of comparable companies	35.0% - 37.5%
Dividend yield	0.90% - 1.24%
Risk-free rate	1.96% - 4.86%	2.07% - 4.05%
The following table summarizes the changes in the number of the outstanding number awards under the Long-Term Incentive Awards 2022-2025, all of which were unvested:

	2022-2024 PSUs	2022-2025 RSUs	Total Awards
Outstanding at December 31, 2021	—	—	—
Granted	1,461,950	626,550	2,088,500
Forfeited	(95,900)	(41,100)	(137,000)
Outstanding at December 31, 2022	1,366,050	585,450	1,951,500
Granted	114,800	49,200	164,000
Outstanding at December 31, 2023	1,480,850	634,650	2,115,500

CEO equity-settled share-based payments
In February 2021 and as amended in July 2021 and August 2022, the Company granted the following equity-settled share-based payments to the CEO:

(i)Up to a maximum of 2,520,000 PSUs (the “CEO 2022-2024 PSUs”) that vest in three tranches in 2023, 2024 and 2025 according to the achievement of defined targets based on the Group’s Adjusted EBIT and the change in the adjusted net financial indebtedness/(cash surplus) (as defined in the related agreement) compared to the previous year for the performance periods 2022, 2023 and 2024, and the CEO’s continued service to the Group at the date of vesting. Each of the performance targets will be settled independently of the other target and the total number of shares to be assigned upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain ESG indicators over the performance period. For the year ended December 31, 2023, the Group recognized €4,266 thousand as share-based compensation expense and an offsetting increase to other reserves within equity in relation to the CEO 2022-2024 PSUs (€6,789 thousand and €6,138 thousand for the years ended December 31, 2022 and 2021, respectively). At December 31, 2023, unrecognized compensation expense relating to the CEO 2022-2024 PSUs amounted to €1,842 thousand and is expected to be recognized over the remaining vesting periods through 2024 (€6,108 thousand at December 31, 2022). The fair value of the CEO 2022-2024 PSUs for accounting purposes was €7.43 to €9.13 per PSU and was measured at the grant dates using a Monte Carlo Simulation model. Key assumptions used in the valuation include the following: (i) grant date share price:
€7.43 per share to €9.13 per share (ii) expected volatility: 30%-40% based on the historical and implied volatility of a group of comparable companies, (iii) risk free rate: 0%. On April 5, 2023, the Board of Directors determined the level of achievement of the performance conditions applicable to the awards under the CEO 2022-2024 LTIP in relation to the 2022 performance period. As a result of such determination, 588,000 ordinary shares vested and were delivered to the Chairman and CEO. At December 31, 2023 1,932,000 2022-2024 PSUs were outstanding and unvested.
(ii)The right to buy a maximum number of 15,832 shares of the Company (791,600 shares following the Share Split) for a purchase price of €186 per share (€3.72 per share following the Share Split) (the “CEO Stock Options”). In May 2021, the CEO exercised the option and purchased 15,832 shares of the Company (791,600 shares following the Share Split) for total consideration of €2,946 thousand. For the year ended December 31, 2021, the Company recognized €2,938 thousand as share-based compensation expense and an offsetting increase to other reserves within equity, representing the difference between the fair value of the shares sold and the consideration received.

(iii)The share purchase rights, under which the CEO is entitled to purchase ordinary shares of the Company at a rate based on a multiplier of EBIT, for a maximum amount corresponding to his base salary, net of personal income tax, plus short-term variable cash compensation for the previous year (the “CEO Remuneration in Shares”). The annual right vests each year and can be exercised directly by the CEO within 12 months after the end of each year. In June 2022, as a result of the exercise of the share purchase rights, 459,086 ordinary shares, which were previously held in treasury, were delivered to the CEO for an aggregate purchase price of €3,390 thousand. In June 2023, as a result of the exercise of the share purchase rights, 468,450 ordinary shares, which were previously held in treasury, were delivered to the CEO for an aggregate purchase price of €3,654 thousand.

(iv)600,000 PSUs related to the Company’s public listing (the “CEO IPO PSUs”), of which:

•240,000 CEO IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, and (ii) a Company share price of at least $11.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and
•360,000 CEO IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the CEO’s continued service with the Company from the award grant date until December 31, 2023.

For the year ended December 31, 2023, the Group recognized €840 thousand as share-based compensation expense in relation to the CEO IPO PSUs and an offsetting increase to other reserves in equity (€840 thousand and €2,047 thousand for the years ended December 31, 2022 and 2021, respectively). The fair value of the CEO IPO PSUs for accounting purposes was €5.77 to €6.93 per PSU and was measured at the grant date using a Monte Carlo Simulation model. Key assumptions used in the valuation include the following: (i) grant date share price: $10.48 (ii) expected volatility: 30% based on the historical and implied volatility of a group of comparable companies, (iii) risk free rate: 0.73%. On April 5, 2023, the Board of Directors verified the achievement of the vesting conditions applicable to the first tranche of awards under the IPO Performance Bonus plan conditioned upon the completion of the public listing of the Company’s shares by December 31, 2021 and the attainment of predefined targets relating to the Company’s share price. The Board of Directors determined that the conditions were satisfied and as a result, 240,000 CEO IPO PSUs vest and the same number of ordinary shares held in treasury were delivered to the CEO in the second quarter of 2023. At December 31, 2023 360,000 CEO IPO PSUs vested as a result of the achievement of the vesting conditions applicable to the second tranche of the awards under the IPO Performance Bonus plan conditioned upon the completion of the public listing of the Company’s shares by December 31, 2021, the attainment of predefined targets relating to the Company’s share price and the recipient’s continued employment with the Company from the award grant date until December 31, 2023. The same number of ordinary shares held in treasury will be delivered to the CEO in due course.
Management IPO equity-settled share-based payments

In December 2021, the Company granted 900,000 PSUs to the directors of the Group (excluding the CEO), key executives with strategic responsibilities and other employees of the Group (the “Management IPO PSUs”), of which:
•450,000 Management IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021 and, (ii) a Company share price of at least $11.50 for ten consecutive trading days following the public listing and before December 31, 2023, and
•450,000 Management IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the recipient’s continued employment with the Company from the award grant date until December 31, 2023.

For the year ended December 31, 2023, the Group recognized €1,300 thousand as share-based compensation expense in relation to the Management IPO PSUs (€1,297 thousand and €3,349 thousand for the years ended December 31, 2022 and 2021, respectively). The fair value of the Management IPO PSUs for accounting purposes was €6.18 to €7.35 per PSU and was measured at the grant dates using a Monte Carlo Simulation model. Key assumptions used in the valuation include the following: (i) grant date share price: $10.48 (ii) expected volatility: 30% based on the historical and implied volatility of a group of comparable companies, (iii) risk free rate: 0.73%.
The following table summarizes the changes in the number of the outstanding number awards under the Management IPO equity-settled share-based payments:

Management IPO PSUs
Outstanding at December 31, 2021	900,000
Forfeited	(20,000)
Outstanding at December 31, 2022	880,000
Vested	(880,000)
Outstanding at December 31, 2023	—

On April 5, 2023, the Board of Directors verified the achievement of the vesting conditions applicable to the first tranche of awards under the IPO Performance Bonus plan conditioned upon the completion of the public listing of the Company’s shares by December 31, 2021 and the attainment of predefined targets relating to the Company’s share price. The Board of Directors determined that the conditions were satisfied and as a result, 450,000 Management IPO PSUs vest and the same number of ordinary shares held in treasury were delivered to the directors of the Group (excluding the CEO), key executives with strategic responsibilities and other employees of the Group in the second quarter of 2023. At December 31, 2023 430,000 Management IPO PSUs vested as a result of the achievement of the vesting conditions applicable to the second tranche of the awards under the IPO Performance Bonus plan conditioned upon the completion of the public listing of the Company’s shares by December 31, 2021, the attainment of predefined targets relating to the Company’s share price and the recipient’s continued employment with the Company from the award grant date until December 31, 2023. The same number of ordinary shares held in treasury will be delivered to the directors of the Group (excluding CEO) in due course.
As part of the Business Combination, the Company issued 800,000 private warrants to certain Group’s non-executive directors (the “Private Warrant Awards”) and recognized €1,236 thousand as share-based compensation expense and an offsetting increase to other reserves within equity for the year ended December 31, 2021.

Management stock options

In 2021 a member of key management exercised a right to buy 16,237 shares of the Company (811,850 shares following the Share Split) for a purchase price of €137 per share (€2.74 per share following the Share Split) (the “Management Stock Options”) for total consideration of €2,216 thousand. For the year ended December 31, 2021, the Group recognized €3,834 thousand as share-based compensation expense and an offsetting increase to other reserves within equity.

Non-executive directors remuneration in shares

Under the Group’s remuneration policy, non-executive directors will receive 50% of their annual base remuneration in cash and 50% in the Company’s ordinary shares (“Non-Executive Directors’ Equity Compensation”). The number of ordinary shares in the Company to be assigned to the non-executive directors is determined based on the closing share price of the Company’s ordinary shares on the last trading date of the month preceding the grant date. If a non-executive director ceases to be employed by the Group within a given year, the shares will vest on a pro-rata basis until the date on which the non-executive director provided their services. A total of 76,400 and 78,460 ordinary shares of the Company were earned by the non-executive directors for 50% of their annual base remuneration for services provided in 2023 and 2022, and will be delivered to the recipients two years following the grant date, which for the 2023 remuneration was in January and for the 2022 remuneration was in June. For the year ended December 31, 2023, the Group recognized €795 thousand as share-based compensation expense and an offsetting increase to other reserves within equity (€791 thousand for the year ended December 31, 2022.